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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: YEAR ENDED DECEMBER 31, 1999

Check here if Amendment [   ]; Amendment Number: ________
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:       PENSKE CORPORATION
Address:    13400 WEST OUTER DRIVE, DETROIT, MICHIGAN 48239


 Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:     ROBERT H. KURNICK, JR.
Title:    EXECUTIVE VICE PRESIDENT
Phone:    313-592-7550

SIGNATURE, PLACE, AND DATE OF SIGNING:

                       DETROIT, MI
_____________________  ______________________________________   _______________
[Signature]                      [City, State]                   [Date]

REPORT TYPE (CHECK ONLY ONE.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

REPORT SUMMARY:


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

                                     PENSKE PERFORMANCE, INC.
          28-_____________           _________________________________________
          [Repeat as necessary.]


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                                    FORM 13F
                                  SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers:                       1
                                              -----------------------

Form 13F Information Table Entry Total:                  1
                                              -----------------------

Form 13F Information Table Value Total:      $     229,338
                                              -----------------------
                                                    (thousands)


LIST OF OTHER INCLUDED MANAGERS:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

          1                                     PENSKE PERFORMANCE, INC.
         -----         -------------------      ------------------------

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
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                                                                AMOUNT AND
                                                             TYPE OF SECURITY                                 VOTING AUTHORITY
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NAME OF           TITLE     CUSIP       VALUE    SHARES OR    SH/    PUT/     INVESTMENT      OTHER       SOLE     SHARED     NONE
 ISSUER         OF CLASS               (X1000)   PRN AMOUNT  PRN     CALL     DISCRETION     MANAGERS
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
International
Speedway           A     460335 20 1   $229,338  4,552,621    SH                Defined         1      4,552,621
Corporation

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